                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-6072

                        SCUDDER TREASURY MONEY PORTFOLIO
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (410) 895-5000
                                                            --------------

                             Daniel O. Hirsch, Esq.
                                One South Street
                            Baltimore, Maryland 21202
                    -----------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       6/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

Cash Management Fund Investment

Treasury Money Fund Investment

Semiannual Report
to Shareholders

June 30, 2003

Contents

<Click Here> Portfolio Management Review

Funds

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

Portfolios

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. The prospectus contains more complete information, including a description of the risks of investing in the fund, management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio Management Review

In the following interview, Lead Portfolio Manager Darlene M. Rasel discusses the market environment and her team's approach to managing the funds during the six-month period ended June 30, 2003.

Q: How did the funds perform over the semiannual period?

A: Over the six months ended June 30, 2003, Cash Management Fund Investment's seven-day annualized yield declined from 0.77% to 0.46%. The Treasury Money Fund Investment's seven-day annualized yield declined from 0.67% to 0.32%. In both cases, such yield changes primarily reflect the ripple effect of the Federal Reserve Board's 50-basis-point (i.e., one-half of a percentage point) interest rate cut on November 6, 2002. The Federal Reserve Board's 25-basis-point (i.e., one-quarter of a percentage point) cut on June 25, 2003 had only a modest impact on the funds' yield because the higher-yielding securities bought by the funds before the rate cut will continue to benefit the funds' yield until these securities mature. At maturity, the proceeds will be reinvested in securities that reflect the current level of rates, which is likely to be lower given the Federal Reserve Board rate cut. For the six-month period ended June 30, 2003, the Cash Management Fund Investment returned 0.30%, compared with the 0.29% average return of the iMoneyNet First Tier Retail Money Funds Average. The Treasury Money Fund Investment returned 0.26% for the semiannual period, compared with the 0.26% average return of the iMoneyNet US Treasury and Repo Retail Money Funds Average.1,2

1 iMoneyNet First Tier Retail Money Funds Average and US Treasury and Repo Retail Money Funds Average are provided by Money Fund Report Average, a service of iMoneyNet, Inc., and are an average for categories of similar money market funds.
2 The yield quotation more closely reflects the current earnings of the money market fund than the total return quotation.

Q: Until June 2003, the Federal Reserve Board held interest rates steady through the semiannual period. What dominated money market activity instead?

A: Federal Reserve Board policy still had a major impact on the backdrop to money market activity, as did the US economy.

As 2003 began, investors demonstrated enthusiasm for President George W. Bush's new economic growth initiative. However, as concerns about the war with Iraq heightened and company managements reported a subdued outlook for first-quarter corporate earnings, the US equity market stumbled again. Gross domestic product (GDP) growth managed to chug along at a rate of 1.4%, but geopolitical uncertainties kept volatility high. In this environment, there was a flight to quality into short-term US Treasuries. In March 2003, the Federal Reserve Board stated that it would not take a stance on monetary policy given "the unusually large uncertainties clouding the geopolitical situation in the short run and their apparent effects on economic decision making."

During the second quarter of 2003, economic and political conditions improved. A significant number of corporate earnings announcements during the quarter met or exceeded expectations. The $350 billion tax cut and spending incentives recently implemented offered stimulus to the economy. Also, while the journey to freedom and democracy in Iraq is by no means at an end, the conclusion of active military operations toward the end of April provided the financial markets with a welcome sigh of relief. On the other hand, corporate spending remained reluctant and unemployment gradually worsened, keeping consumer spending reined in, with the exception of the housing sector. As a result, estimates for second-quarter GDP remained in the 1.5% to 1.8% range.

On May 6, 2003, the Federal Reserve Board again kept the targeted federal funds rate3 unchanged at 1.25%, but made it clear that it would maintain its accommodative monetary policy. It believed the probability of deflation exceeded that of a pickup in inflation over the next few quarters. Thus, money market yields continued to fall.

3 The federal funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of US Federal Reserve Board monetary policy.

Then, on June 25, 2003, the Federal Reserve Board cut the targeted federal funds rate by 25 basis points to 1.00% in an effort to further support the economy and stimulate more growth over a longer period. This was the 13th time since the start of 2001 that the Federal Reserve Board cut rates, bringing current interest rates to their lowest level since 1958.

Q: In light of recent market conditions, what has been the Cash Management Fund Investment's strategy?

A: Given the uncertainty in the financial markets and in the US economy, we maintained an aggressive average weighted maturity, generally in the 50- to 55-day range, in Cash Management Fund Investment for most of the semiannual period. As the period began, we maintained a "barbell strategy," whereby we purchased short-dated paper for liquidity and longer-term paper to add duration and to take advantage of the higher yields available at the long end of the money market yield curve. When the yield curve flattened in March 2003, we temporarily adjusted the strategy by focusing purchases at the intermediate portion of the money market yield curve.

During the second quarter 2003, the majority expectation among our money market portfolio management team was for a 25-basis-point rate cut. When, in the run-up to the June 25 meeting by the Federal Reserve Board, interest rates incorporated more than 25 basis points of cuts, we held off buying securities with longer-term maturities. While this led to a temporary reduction in the weighted average maturity of the fund to below 50 days, the decision proved correct. After the Federal Reserve Board's action, rates moved higher, and we used this opportunity to resume purchases of longer-dated securities at rates higher than available immediately before June 25. In addition, the yield curve became positively sloped again, making the purchases of longer-dated securities more attractive. Thus, the weighted average maturity of the fund should soon return to the higher end of its permitted range.

We added callable federal agency securities throughout the period. These securities offered an attractive yield increase over fixed-rate debt and, since they are guaranteed by the US government, enhanced the fund's average credit quality as well. Indeed, throughout the period, our preference for high credit quality issuers in the portfolio did not change.

Q: What was your strategy in Treasury Money Fund Investment?

A: We maintained a shorter-than-benchmark weighted average maturity, generally in the 45-day range, in Treasury Money Fund Investment for most of the period. During the first quarter 2003, we maintained larger positions in longer-dated US Treasury bills. Then, as in Cash Management Fund Investment, the majority expectation among our money market portfolio management team was for a 25-basis-point rate cut during the second quarter. When, in the months leading up to the June 25 meeting by the Federal Reserve Board, interest rates incorporated more than 25 basis points of cuts, we held off buying securities with longer-term maturities. Rather, we focused on purchases of overnight repurchase agreements. While this led to a temporary reduction in the weighted average maturity of the fund, the decision proved correct. After the Federal Reserve Board's action, rates moved higher, and we used this opportunity to resume purchases of longer-dated securities at rates higher than immediately before June 25. In addition, the money market yield curve became positively sloped again, making the purchases of longer-dated securities more attractive.

Q: Do you anticipate any change in your management strategies?

A: We intend to maintain our conservative investment strategies in both funds. We will seek to provide high current income consistent with liquidity and capital preservation.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Financial Statements

Statements of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets	Cash Management Fund Investment	Treasury Money Fund Investment
Investment in Portfolio[a]	$ 218,279,654	$ 192,081,910
Receivable for Fund shares sold	-	7,082,011
Other assets	-	17,548
Total assets	218,279,654	199,181,469
Liabilities
Dividends payable	51,888	72,345
Payable for Fund shares redeemed	-	3,768,542
Accrued administrator service fee	77,159	84,097
Other accrued expenses and payables	36,907	12,002
Total liabilities	165,954	3,936,986
Net assets, at value	$ 218,113,700	$ 195,244,483
Net Assets
Net assets consist of: Undistributed net investment income	43,928	21,678
Accumulated net realized gain (loss)	444	1,748
Paid-in capital	218,069,328	195,221,057
Net assets, at value	$ 218,113,700	$ 195,244,483
Net Asset Value
Net assets applicable to shares outstanding	$ 218,113,700	$ 195,244,483
Shares outstanding ($.001 par value per share, unlimited number of shares authorized)	218,110,453	195,221,060
Net Asset Value, offering and redemption price per share	$ 1.00	$ 1.00

a Investment in the Scudder Cash Management Portfolio and Scudder Treasury Money Portfolio, respectively.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income	Cash Management Fund Investment	Treasury Money Fund Investment
Total investment income allocated from the Scudder Cash Management Portfolio and Scudder Treasury Money Portfolio, respectively: Interest	$ 999,108	$ 1,259,909
Dividends	78,970	47,007
Expenses	(142,297)[a]	(205,214)[b]
Net investment income allocated from the Scudder Cash Management Portfolio and Scudder Treasury Money Portfolio, respectively	935,781	1,101,702
Expenses: Administrator service fees	434,304	563,867
Auditing	5,829	5,206
Legal	2,448	553
Trustees' fees and expenses	3,107	1,182
Reports to shareholders	7,434	2,102
Registration fees	17,024	14,942
Other	1,951	518
Total expenses, before expense reductions	472,097	588,370
Expense reductions	(22,210)	(24,665)
Total expenses, after expense reductions	449,887	563,705
Net investment income	485,894	537,997
Net realized gain (loss) from investments	444	1,748
Net increase (decrease) in net assets resulting from operations	$ 486,338	$ 539,745

a For the six months ended June 30, 2003, the Advisor to the Scudder Cash Management Portfolio waived fees of which $21,978 was allocated to the Cash Management Fund Investment on a pro-rated basis.
b For the six months ended June 30, 2003, the Advisor to the Scudder Treasury Money Portfolio waived fees of which $7,330 was allocated to the Treasury Money Fund Investment on a pro-rated basis.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Cash Management Fund Investment
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income	$ 485,894	$ 2,505,635
Net realized gain (loss) on investment transactions	444	4,529
Net increase (decrease) in net assets resulting from operations	486,338	2,510,164
Distributions to shareholders from: Net investment income	(485,929)	(2,491,658)
Fund share transactions: Proceeds from shares sold	1,023,128,706	2,444,032,150
Reinvestment of distributions	78,470	591,917
Cost of shares redeemed	(962,802,297)	(2,475,796,888)
Net increase (decrease) in net assets from Fund share transactions	60,404,879	(31,172,821)
Increase (decrease) in net assets	60,405,288	(31,154,315)
Net assets at beginning of period	157,708,412	188,862,727
Net assets at end of period (including undistributed net investment income of $43,928 and $43,963, respectively)	$ 218,113,700	$ 157,708,412
Other Information
Shares outstanding at beginning of period	157,705,574	188,878,394
Shares sold	1,023,128,706	2,444,032,151
Shares issued to shareholders in reinvestment of distributions	78,470	591,917
Shares redeemed	(962,802,297)	(2,475,796,888)
Net increase (decrease) in Fund shares	60,404,879	(31,172,820)
Shares outstanding at end of period	218,110,453	157,705,574

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Treasury Money Fund Investment
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income	$ 537,997	$ 2,578,292
Net realized gain (loss) on investment transactions	1,748	27,684
Net increase (decrease) in net assets resulting from operations	539,745	2,605,976
Distributions to shareholders from: Net investment income	(537,909)	(2,598,587)
Net realized gains	-	(50,841)
Fund share transactions: Proceeds from shares sold	1,345,965,640	3,347,200,798
Reinvestment of distributions	361,840	1,762,386
Cost of shares redeemed	(1,364,623,686)	(3,420,383,513)
Net increase (decrease) in net assets from Fund share transactions	(18,296,206)	(71,420,329)
Increase (decrease) in net assets	(18,294,370)	(71,463,781)
Net assets at beginning of period	213,538,853	285,002,634
Net assets at end of period (including undistributed net investment income of $21,678 and $21,590, respectively)	$ 195,244,483	$ 213,538,853
Other Information
Shares outstanding at beginning of period	213,517,266	284,937,592
Shares sold	1,345,965,640	3,347,200,798
Shares issued in reinvestment of distributions	361,840	1,762,386
Shares redeemed	(1,364,623,686)	(3,420,383,510)
Net increase (decrease) in Fund shares	(18,296,206)	(71,420,326)
Shares outstanding at end of period	195,221,060	213,517,266

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Cash Management Fund Investment

Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations:
Net investment income	.003	.011	.04	.06	.04	.05
Net realized and unrealized gain (loss) on investment transactions[b]	-	-	-	-	-	-
Total from investment operations	.003	.011	.04	.06	.04	.05
Less distributions from: Net investment income	(.003)	(.011)	(.04)	(.06)	(.04)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	.30**	1.14	3.63	5.87	4.58	4.93
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	218	158	189	244	154	233
Ratio of expenses before expense reductions, including expenses of Scudder Cash Management Portfolio (%)	.81*	.78	.78	.79	.78	.81
Ratio of expenses after expense reductions, including expenses of Scudder Cash Management Portfolio (%)	.75*	.75	.75	.75	.75	.75
Ratio of net investment income (%)	.62*	1.10	3.60	5.75	4.42	4.80
[a] For the six months ended June 30, 2003 (Unaudited).
[b] Amount is less than $.0005 per share.
[c] Total returns would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Treasury Money Fund Investment

Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations:
Net investment income	.003	.010	.03	.05	.04	.05
Net realized and unrealized gain (loss) on investment transactions[b]	-	-	-	-	-	-
Total from investment operations	.003	.010	.03	.05	.04	.05
Less distributions from: Net investment income	(.003)	(.010)	(.03)	(.05)	(.04)	(.05)
Net realized gain on investment transactions	-	-[b]	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	.26**	1.04	3.33	5.60	4.32	4.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	195	214	285	336	561	309
Ratio of expenses before expense reductions, including expenses of Scudder Treasury Money Portfolio (%)	.78*	.78	.79	.78	.77	.77
Ratio of expenses after expense reductions, including expenses of Scudder Treasury Money Portfolio (%)	.75*	.75	.75	.75	.75	.75
Ratio of net investment income (%)	.52*	1.03	3.25	5.43	4.25	4.66
[a] For the six months ended June 30, 2003 (Unaudited). [b] Amount is less than $.0005. [c] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

Note 1-Organization and Significant Accounting Policies

A. Organization

Scudder Advisor Funds (formerly BT Investment Funds) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, diversified, management investment company organized as a Massachusetts business trust. Cash Management Fund Investment and Treasury Money Fund Investment (each a "Fund" and collectively, the "Funds") are two of several funds the Trust offers to investors.

The Funds seek to achieve their investment objectives by investing substantially all of their assets in the Scudder Cash Management Portfolio and the Scudder Treasury Money Portfolio, respectively (each a "Portfolio" and collectively, the "Portfolios"), each an open-end management investment company registered under the 1940 Act. Details concerning each Portfolio's investment objectives and policies and the risk factors associated with each Portfolio's investments are described in their respective Prospectuses and Statements of Additional Information.

On June 30, 2003 the Cash Management Fund Investment owned approximately 2% of the Scudder Cash Management Portfolio and the Treasury Money Fund Investment owned approximately 20% of the Scudder Treasury Money Portfolio. The financial statements of the Portfolios, including the Investment Portfolios, are contained elsewhere in this report and should be read in conjunction with the Funds' financial statements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

B. Security Valuation

Each Fund determines the valuation of its investment in its Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

Each Portfolio's policies for determining the value of its net assets are discussed in each Portfolio's Financial Statements, which accompany this report.

C. Federal Income Taxes

Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, each Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2002 the Cash Management Fund Investment had a net tax basis capital loss carry forward of approximately $1,300 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2005, the expiration date, whichever occurs first.

D. Distribution of Income

All of the net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Funds.

At December 31, 2002, the Funds' components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Cash Management Fund Investment	Treasury Money Fund Investment
Undistributed ordinary income	$ 43,963	$ 21,590

In addition, during the year ended December 31, 2002, the tax character of distributions paid to shareholders by the Funds is summarized as follows:

2002
Cash Management Fund Investment Distributions from ordinary income*	$ 2,491,658
Treasury Money Fund Investment Distributions from ordinary income*	$ 2,649,428

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions will be determined at the end of the current fiscal year.

E. Other

Each Fund receives a daily allocation of each respective Portfolio's net investment income and net realized gains and losses in proportion to its investment in the respective Portfolio. Expenses directly attributed to a fund are charged to that Fund, while expenses that are attributed to the Trust are allocated among the Funds in the Trust based on their respective net assets.

Note 2-Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for each Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for each Fund, both an indirect, wholly owned subsidiary of Deutsche Bank AG. Each Fund pays the Administrator an annual fee ("Administrator Service Fee") based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.55%.

For the six months ended June 30, 2003, the Administrator contractually agreed to waive its fees and/or reimburse expenses of each Fund to the extent necessary to maintain the annualized expenses of the Scudder Cash Management Fund Investment and Scudder Treasury Money Fund Investment each at 0.75% of their average daily net assets including expenses of the Scudder Cash Management Portfolio and the Scudder Treasury Money Portfolio, respectively.

Accordingly, for the six months ended June 30, 2003, each Fund did not impose a portion of its Administrator Service Fee as follows:

	Amount Aggregated	Amount Waived	Effective Rate
Cash Management Fund Investment	$ 434,304	$ 22,210.52%
Treasury Money Fund Investment	$ 563,867	$ 24,665.53%

Certain officers and a Trustee of the Funds are also officers or Trustees of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Funds for serving in these capacities. The Funds pay each Trustee not affiliated with Deutsche Bank AG retainer fees plus specified amounts for attended board and committee meetings.

Note 3-Concentration of Ownership

From time to time each Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on each Fund.

At June 30, 2003 there was one shareholder who held 87% of the outstanding shares of the Cash Management Fund Investment and there were two shareholders who held 53% of the outstanding shares of the Treasury Money Fund Investment.

Investment Portfolio as of June 30, 2003 (Unaudited)

Scudder Cash Management Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 41.3%
Abbey National Treasury Services PLC, 2.09%, 7/1/2003	50,000,000	50,000,000
Barclays Bank PLC: 1.24%, 7/14/2003	70,000,000	69,999,748
1.375%, 7/1/2003	200,000,000	200,000,000
Caisse Des Depots Et Consignations, 1.375%, 7/1/2003	200,000,000	200,000,000
Canadian Imperial Bank of Commerce, 1.25%, 3/10/2004	100,000,000	99,997,398
Credit Agricole Indosuez SA, 1.285%, 4/14/2004	135,000,000	134,984,027
Credit Lyonnais SA: 1.05%, 12/31/2003	80,000,000	80,000,000
1.19%, 8/11/2003	100,000,000	100,000,000
1.25%, 8/18/2003	25,000,000	25,000,972
1.35%, 7/1/2003	150,000,000	150,000,000
Danske Bank AS, 1.4%, 7/1/2003	175,000,000	175,000,000
Dexia Bank, 1.4%, 7/1/2003	200,000,000	200,000,000
Dresdner Bank AG, 1.5%, 7/1/2003	200,000,000	200,000,000
First Tennessee Bank NA: 1.2%, 7/2/2003	45,000,000	44,999,924
1.21%, 7/22/2003	60,000,000	59,998,592
1.25%, 7/22/2003	45,000,000	44,999,867
HBOS Treasury Services PLC: 1.23%, 7/29/2003	150,000,000	150,000,000
1.26%, 7/17/2003	40,000,000	40,000,000
1.26%, 7/29/2003	85,000,000	85,000,000
HSBC Bank USA, 2.05%, 7/15/2003	40,000,000	40,000,000
Landesbank Hessen-Thuringen Girozentrale: 2.02%, 7/23/2003	60,000,000	60,000,000
2.06%, 7/23/2003	50,000,000	50,001,470
Lloyds TSB Bank PLC, 0.98%, 8/19/2003	123,000,000	123,000,000
Natexis Banque Populaires, 1.05%, 9/30/2003	50,000,000	50,000,000
Norddeutsche Landesbank Girozentrale, 1.18%, 8/11/2003	25,000,000	25,000,000
Northern Rock PLC: 0.95%, 8/26/2003	60,000,000	60,000,000
0.95%, 9/23/2003	25,000,000	25,000,000
1.27%, 7/25/2003	66,000,000	66,000,431
Rabobank Nederland NV, 1.4%, 7/1/2003	300,000,000	300,000,000
Royal Bank of Scotland PLC, 1.04%, 8/12/2003	85,000,000	85,000,000
Societe Generale: 0.92%, 12/23/2003	40,000,000	40,000,000
1.04%, 8/21/2003	100,000,000	100,000,000
1.18%, 11/6/2003	119,000,000	119,113,245
South Trust Bank, 1.32%, 7/1/2003	173,332,841	173,332,841
Toronto Dominion Bank: 0.92%, 12/23/2003	120,000,000	120,000,000
1.315%, 4/15/2004	50,000,000	49,997,030
1.325%, 3/22/2004	47,000,000	46,998,293
UBS AG, 1.375%, 7/1/2003	200,000,000	200,000,000
Unicredito Italiano SpA: 0.94%, 9/24/2003	100,000,000	100,000,000
1.25%, 7/21/2003	40,000,000	40,000,000
1.29%, 7/28/2003	25,000,000	25,000,647
1.3%, 7/21/2003	30,000,000	30,000,000
1.3%, 7/21/2003	30,000,000	30,000,083
1.3%, 7/23/2003	200,000,000	200,000,000
Total Certificates of Deposit and Bank Notes (Cost $4,268,424,568)		4,268,424,568

Commercial Paper 39.1%
Asset Portfolio Funding Corp., 1.05%**, 9/22/2003	112,087,000	111,827,184
Bank of Ireland, 1.21%**, 9/2/2003	25,000,000	24,947,063
Bear Stearns Bank PLC, 1.22%**, 9/3/2003	45,000,000	44,902,400
CAFCO International, 1.18%**, 8/13/2003	35,000,000	34,950,669
CIESCO LP, 1.25%**, 7/8/2003	27,000,000	26,993,438
CIT Group Holdings, Inc.: 0.99%**, 9/12/2003	15,000,000	14,969,888
1.05%**, 8/1/2003	25,000,000	24,977,396
1.06%**, 10/2/2003	25,000,000	24,931,542
1.25%**, 7/30/2003	25,000,000	24,974,826
Citigroup Global Markets, 1.26%**, 7/14/2003	180,000,000	179,918,100
Coca-Cola Enterprises Co.: 1.05%**, 8/4/2003	41,305,000	41,264,039
1.25%**, 7/15/2003	25,000,000	24,987,847
Compass Securitization LLC, 1.01%**, 7/21/2003	25,000,000	24,985,972
Corporate Receivables Corp., 1.15%**, 9/8/2003	75,000,000	74,834,688
CXC, Inc.: 1.17%**, 8/20/2003	50,000,000	49,918,750
1.18%**, 8/19/2003	65,000,000	64,895,603
DEPFA Bank Europe PLC, 1.04%**, 9/12/2003	30,000,000	29,936,733
GE Capital International Funding, Inc.: 1.05%**, 9/11/2003	75,000,000	74,842,500
1.24%**, 7/15/2003	100,000,000	99,951,778
GE Financial Assurance Holdings, Inc.: 1.24%**, 7/21/2003	30,000,000	29,979,333
1.24%**, 7/29/2003	50,000,000	49,951,778
Goldman Sachs Group, Inc.: 0.94%**, 11/21/2003	210,000,000	209,215,883
1.27%**, 9/4/2003	30,000,000	29,931,208
1.38%, 7/23/2003	290,000,000	290,000,000
Grampian Funding LLC: 0.96%**, 7/30/2003	40,675,000	40,643,545
1.23%**, 7/29/2003	50,000,000	49,952,167
Greyhawk Funding LLC: 0.95%**, 8/19/2003	30,000,000	29,961,208
1.0%**, 7/23/2003	60,000,000	59,963,333
1.25%**, 7/10/2003	70,000,000	69,978,125
1.25%**, 7/11/2003	100,000,000	99,965,278
Harris Trust, 1.25%, 7/7/2003	100,000,000	100,000,000
International Lease Finance Corp., 1.27%**, 7/18/2003	37,500,000	37,477,510
J.P. Morgan Chase & Co., 1.25%**, 7/16/2003	50,000,000	49,973,958
Jupiter Securitization Corp., 1.0%**, 7/21/2003	42,000,000	41,976,667
K2 (USA), LLC: 1.0%**, 12/11/2003	29,000,000	28,868,694
1.05%**, 9/30/2003	43,000,000	42,885,871
1.16%**, 11/10/2003	20,000,000	19,914,933
1.28%**, 8/22/2003	20,500,000	20,462,098
1.34%**, 7/3/2003	51,000,000	50,996,203
Lake Constance Funding, 1.24%**, 8/28/2003	48,300,000	48,203,507
Liberty Street Funding Co., 1.0%**, 7/18/2003	25,000,000	24,988,194
Links Finance Corp.: 1.02%**, 8/28/2003	11,000,000	10,981,923
1.22%**, 9/2/2003	40,000,000	39,914,600
Northern Rock PLC, 1.05%**, 8/11/2003	15,000,000	14,982,063
Old Line Funding Corp.: 1.07%**, 7/29/2003	60,000,000	59,950,067
1.25%**, 7/11/2003	20,000,000	19,993,056
Perry Global Funding LLC: 1.23%**, 8/22/2003	50,000,000	49,911,167
1.25%**, 7/25/2003	50,000,000	49,958,333
Prefco, 1.19%**, 7/11/2003	47,000,000	46,984,464
Quincy Capital Corp., 1.08%**, 7/7/2003	100,000,000	99,982,000
REC Capital Corp., 1.05%**, 7/15/2003	161,247,000	161,181,157
Royal Bank of Scotland PLC, 1.25%**, 7/11/2003	100,000,000	99,965,278
RWE AG, 1.05%**, 9/26/2003	40,000,000	39,898,500
Scaldis Capital LLC: 0.96%**, 7/25/2003	204,541,000	204,394,955
1.0%**, 7/15/2003	100,000,000	99,954,811
1.03%**, 7/21/2003	100,000,000	99,942,778
1.24%**, 9/10/2003	28,618,000	28,548,013
1.25%**, 10/8/2003	53,686,000	53,501,454
1.27%**, 7/14/2003	20,000,000	19,990,828
Sheffield Receivables Corp.: 1.19%**, 7/9/2003	100,000,000	99,973,556
1.25%**, 7/10/2003	25,000,000	24,992,188
1.25%**, 7/28/2003	25,000,000	24,976,563
Shell Finance (UK) PLC, 1.66%**, 7/2/2003	25,000,000	24,998,847
Spintab AB, 1.22%**, 8/1/2003	80,000,000	79,915,956
Tango Finance Corp., 1.27%**, 8/1/2003	13,000,000	12,985,783
Verizon Network Funding Group, 1.34%**, 7/1/2003	23,000,000	23,000,000
Wells Fargo Bank, 1.24%, 7/10/2003	72,500,000	72,499,724
Windmill Funding Corp., 1.25%**, 7/8/2003	50,000,000	49,987,847
Total Commercial Paper (Cost $4,037,665,820)		4,037,665,820

Floating Rate Notes 13.6%
Allstate Life Insurance Co., 1.367%*, 7/1/2003	45,000,000	45,000,000
American Honda Finance Corp.: 1.2%*, 3/8/2004	90,000,000	90,000,000
1.256%*, 7/11/2003	35,000,000	35,000,000
1.431%*, 5/10/2004	25,000,000	25,039,646
Bank of Scotland PLC, 1.388%*, 5/28/2004	25,000,000	25,031,911
Beta Finance, Inc.: 1.059%*, 5/17/2004	50,000,000	49,997,813
1.235%*, 2/6/2004	35,000,000	34,998,945
Blue Heron Funding Ltd., 1.074%*, 5/19/2004	24,000,000	24,000,000
Canadian Imperial Bank of Commerce: 1.005%*, 6/21/2004	45,000,000	45,003,056
1.069%*, 5/28/2004	200,000,000	199,972,712
CC (USA), Inc., 1.069%*, 9/15/2003	50,000,000	49,998,965
General Electric Capital Assurance Co.: 1.196%*, 12/29/2003	75,000,000	75,000,000
1.36%*, 9/3/2003	60,000,000	60,000,000
1.36%*, 3/1/2004	20,000,000	20,000,000
General Electric Capital Corp.: 1.399%*, 10/22/2003	20,000,000	20,008,305
1.625%*, 5/14/2004	19,000,000	19,031,521
1.7%*, 3/25/2004	15,000,000	15,020,972
Landesbank Baden Wurttemberg, 1.18%*, 3/15/2004	10,000,000	10,003,563
Morgan Stanley: 1.166%*, 12/1/2003	50,000,000	50,000,000
1.55%*, 7/21/2003	27,000,000	27,000,000
1.55%*, 2/26/2004	60,000,000	60,000,000
New York Life Funding, 1.09%*, 9/22/2003	60,000,000	60,000,000
Nordea Bank Finland PLC, 1.219%*, 9/10/2003	40,000,000	39,997,658
Security Life Denver, 1.41%*, 1/29/2004	50,000,000	50,000,000
Spintab AB, 1.32%*, 1/23/2004	50,000,000	50,010,215
Travelers Insurance Co.: 1.341%*, 4/2/2004	30,000,000	30,000,000
1.369%*, 1/27/2004	50,000,000	50,000,000
Westdeutsche Landesbank AG, 1.064%*, 6/1/2004	150,000,000	149,972,294
Total Floating Rate Notes (Cost $1,410,087,576)		1,410,087,576

US Agency Obligations 4.4%
Federal Home Loan Bank: 1.23%, 7/6/2004	45,000,000	45,000,000
1.25%, 7/2/2004	35,000,000	35,000,000
1.3%, 6/30/2004	50,000,000	50,000,000
1.4%, 5/24/2004	50,000,000	50,000,000
1.425%, 3/8/2004	60,000,000	60,000,000
Federal Home Loan Mortgage Corp.: 1.03%**, 10/31/2003	50,000,000	49,825,472
1.06%**, 10/24/2003	50,000,000	49,830,694
3.25%, 1/15/2004	50,000,000	50,611,782
Federal National Mortgage Association: 1.4%, 4/19/2004	35,000,000	35,000,000
1.47%*, 1/29/2004	30,000,000	30,000,000
Total US Agency Obligations (Cost $455,267,948)		455,267,948

Scudder Cash Management Portfolio

	Shares	Value ($)

Money Market Funds 1.6%
AIM Liquid Assets Portfolio, 1.15%	37,542,850	37,542,850
Federated Prime Cash Obligation Fund, 1.07%	100,000,000	100,000,000
Strong Heritage Money Fund, 0.98%	25,000,000	25,000,000
Total Money Market Funds (Cost $162,542,850)		162,542,850
Total Investment Portfolio - 100.0% (Cost $10,333,988,762) (a)		10,333,988,762

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2003.
** Annualized yield at the time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $10,333,988,762.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of June 30, 2003 (Unaudited)

Scudder Treasury Money Portfolio

	Principal Amount ($)	Value ($)

US Treasury Obligations 45.1%
US Treasury Bills:
0.99%*, 9/11/2003	50,000,000	49,901,000
1.03%*, 10/30/2003	60,000,000	59,782,620
1.09%*, 11/6/2003	30,000,000	29,883,733
1.15%*, 9/18/2003	30,000,000	29,924,292
1.18%*, 8/7/2003	40,000,000	39,951,489
1.18%*, 10/23/2003	50,000,000	49,813,167
1.21%*, 7/10/2003	58,000,000	57,982,460
1.23%*, 7/17/2003	25,000,000	24,986,333
US Treasury Notes:
3.0%, 1/31/2004	75,000,000	75,870,192
3.25%, 12/31/2003	21,000,000	21,250,710
Total US Treasury Obligations (Cost $439,345,996)		439,345,996

Repurchase Agreements** 54.9%
Tri Party Repurchase Agreement with Bank of America Securities LLC, dated 6/30/2003, 1.0%, principal and interest in the amount of $45,001,250, due 7/1/2003	45,000,000	45,000,000
Tri Party Repurchase Agreement with Bear Stearns & Co., Inc., dated 6/30/2003, 1.07%, principal and interest in the amount of $45,001,338, due 7/1/2003	45,000,000	45,000,000
Tri Party Repurchase Agreement with BNP Paribus, dated 6/30/2003, 1.1%, principal and interest in the amount of $50,001,528, due 7/1/2003	50,000,000	50,000,000
Tri Party Repurchase Agreement with Credit Suisse First Boston Corp., dated 6/30/2003, 1.09%, principal and interest in the amount of $142,907,697, due 7/1/2003	142,903,370	142,903,370
Tri Party Repurchase Agreement with Goldman Sachs & Co., dated 6/30/2003, 1.05%, principal and interest in the amount of $45,001,313, due 7/1/2003	45,000,000	45,000,000
Tri Party Repurchase Agreement with UBS AG, dated 6/30/2003, 1.1%, principal and interest in the amount of $106,003,239, due 7/1/2003	106,000,000	106,000,000
Tri Party Repurchase Agreement with Westdeutsche Landesbank Girozentrale, dated 6/30/2003, 1.15%, principal and interest in the amount of $100,003,194, due 7/1/2003	100,000,000	100,000,000
Total Repurchase Agreements (Cost $533,903,370)		533,903,370
Total Investment Portfolio - 100.0% (Cost $973,249,366) (a)		973,249,366

* Annualized yield at the time of purchase; not a coupon rate.
** Repurchase agreements are fully collateralized by US Treasury or Government agency securities.
(a) The cost for federal income tax purposes was $973,249,366.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets	Scudder Cash Management Portfolio	Scudder Treasury Money Portfolio
Investments in securities, at amortized cost	$ 10,333,988,762	$ 439,345,996
Repurchase agreements, at amortized cost	-	533,903,370
Cash	166	-
Receivable for shares of beneficial interest subscribed	-	3,043,502
Interest receivable	14,265,652	956,589
Other assets	42,163	5,878
Total assets	10,348,296,743	977,255,335
Liabilities
Payable for shares of beneficial interest withdrawn	74,486	2,934,140
Due to custodian bank	-	143
Accrued advisory fee	749,864	94,556
Accrued administrator service fee	443,856	43,274
Other accrued expenses and payables	87,275	15,072
Total liabilities	1,355,481	3,087,185
Net assets, at value	$ 10,346,941,262	$ 974,168,150

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income	Scudder Cash Management Portfolio	Scudder Treasury Money Portfolio
Interest	$ 69,456,987	$ 5,253,383
Dividends	3,743,344	235,033
Total Income	73,200,331	5,488,416
Expenses: Advisory fee	8,069,049	650,122
Administrator service fees	2,690,545	216,468
Auditing	11,445	11,032
Legal	5,766	3,877
Trustees' fees and expenses	163,631	9,044
Other	222,249	11,669
Total expenses, before expense reductions	11,162,685	902,212
Expense reductions	(1,481,559)	(35,383)
Total expenses, after expense reductions	9,681,126	866,829
Net investment income	63,519,205	4,621,587
Net realized gain (loss) from investment transactions	25,241	9,510
Net increase (decrease) in net assets resulting from operations	$ 63,544,446	$ 4,631,097

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Scudder Cash Management Portfolio
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income	$ 63,519,205	$ 182,233,459
Net realized gain (loss) on investment transactions	25,241	204,166
Net increase (decrease) in net assets resulting from operations	63,544,446	182,437,625
Capital transaction in shares of beneficial interest: Proceeds from capital invested	35,877,311,019	54,331,491,476
Value of capital withdrawn	(36,830,534,502)	(54,140,926,979)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(953,223,483)	190,564,497
Increase (decrease) in net assets	(889,679,037)	373,002,122
Net assets at beginning of period	11,236,620,299	10,863,618,177
Net assets at end of period	$ 10,346,941,262	$ 11,236,620,299

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Scudder Treasury Money Portfolio
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income	$ 4,621,587	$ 11,973,811
Net realized gain (loss) on investment transactions	9,510	84,719
Net increase (decrease) in net assets resulting from operations	4,631,097	12,058,530
Capital transaction in shares of beneficial interest: Proceeds from capital invested	2,243,691,105	106,601,261
Value of capital withdrawn	(2,069,250,478)	(134,822,852)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	174,440,627	(28,221,591)
Increase (decrease) in net assets	179,071,724	(16,163,061)
Net assets at beginning of period	795,096,426	811,259,487
Net assets at end of period	$ 974,168,150	$ 795,096,426

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Scudder Cash Management Portfolio

Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10,347	11,237	10,864	8,806	6,101	5,464
Ratio of expenses before expense reductions (%)	.21*	.20	.20	.20	.20	.20
Ratio of expenses after expense reductions (%)	.18*	.18	.18	.18	.18	.18
Ratio of net investment income (%)	1.18*	1.71	4.04	6.28	5.04	5.37
Total Investment Return (%)[b]	.59**	1.72	-	-	-	-

Scudder Treasury Money Portfolio

Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	974	795	811	1,431	2,529	2,039
Ratio of expenses before expense reductions (%)	.21*	.21	.21	.21	.20	.20
Ratio of expenses after expense reductions (%)	.20*	.20	.20	.20	.20	.20
Ratio of net investment income (%)	1.07*	1.56	3.94	5.95	4.76	5.23
Total Investment Return (%)[b]	.56**	1.60	-	-	-	-

a For the six months ended June 30, 2003 (Unaudited).
b Total investment return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

Note 1-Organization and Significant Accounting Policies

A. Organization

The Scudder Cash Management Portfolio (formerly Cash Management Portfolio) and the Scudder Treasury Money Portfolio (formerly Treasury Money Portfolio) (each a "Portfolio," and collectively, the "Portfolios") are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as diversified, open-end management investment companies organized as New York business trusts.

Each Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

B. Security Valuation

Each Portfolio's securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Investments in open-end investment companies are valued at their net asset value each business day.

C. Repurchase Agreements

Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

D. Federal Income Taxes

Each Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

E. Other

Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

Each Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

Note 2-Fees and Transactions with Affiliates

Deutsche Asset Management, Inc., ("DeAM, Inc." or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for each of the Portfolios. Under the Advisory Agreement, each Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

Investment Company Capital Corp. ("ICCC" or the "Administrator"), also an indirect, wholly owned subsidiary of Deutsche Bank AG, is each Portfolio's Administrator. Each Portfolio pays the Administrator an annual fee ("Administrator Service Fee") based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.05%.

For the six months ended June 30, 2003, the Advisor and Administrator maintained the annualized expenses of the Scudder Cash Management Portfolio and Scudder Treasury Money Portfolio at not more than 0.18% and 0.20%, respectively, of each Portfolio's average daily net assets. The amount of the waiver and whether the Advisor and Administrator waive their fees may vary at any time without notice to the shareholders.

Accordingly, for the six months ended June 30, 2003, each Portfolio did not impose a portion of its Advisory fee as follows:

	Total Aggregated	Amount Waived	Effective Rate
Scudder Cash Management Portfolio	$ 8,069,049	$ 1,481,559.12%
Scudder Treasury Money Portfolio	$ 650,122	$ 35,383.14%

Effective April 11, 2003, State Street Bank and Trust Company ("State Street") is each Portfolio's custodian. Prior to April 11, 2003, Deutsche Bank Trust Company Americas, an affiliate of the Advisor and Administrator, served as custodian for each Portfolio.

Certain officers and a Trustee of the Portfolios are also officers or Trustees of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolios for serving in these capacities. The Portfolios pay each Trustee not affiliated with Advisor retainer fees plus specified amounts for attended board and committee meetings.

Note 3-Line of Credit

Prior to April 11, 2003, each Portfolio and several other affiliated funds (the "Participants") shared in a $200 million revolving credit facility with a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants were charged an annual commitment fee which was allocated, pro rata based upon net assets, among each of the Participants. Interest was calculated at the Federal Funds Rate plus 0.625 percent.

Effective April 11, 2003, each Portfolio entered into a new revolving credit facility administered by J.P. Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving credit facility covers the funds and portfolios advised or administered by DeAM, Inc. or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolios may borrow up to a maximum of 5 percent of their net assets under the agreement.

Account Management Resources

Automated Information Lines	Institutional Investor Services (800) 730-1313 Personalized account information, information on other Scudder funds and services via touchtone telephone and the ability to exchange or redeem shares.
For more information or to obtain a prospectus	(800) 730-1313, option 1 To speak with a fund service representative.
Written correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148

	Cash Management Fund Investment	Treasury Money Fund Investment
Nasdaq Symbol	BCSXX	BTTXX
CUSIP Number	81111R 106	81111R 403
Fund Number	834	835

Privacy Statement

This privacy statement is issued by the Deutsche Asset Management mutual funds, Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and Scudder Distributors, Inc.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

If you have questions about our privacy policy, please contact us at (800) 730-1313, or write to:

Deutsche Asset Management
Attention: Correspondence
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002

Notes

ITEM 2.         CODE OF ETHICS.

                        Not currently applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Treasury Money Portfolio

By:                                 /s/Richard T. Hale
                                    -------------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               August 19, 2003
                                    -------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Treasury Money Portfolio

By:                                 /s/Richard T. Hale
                                    -------------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               Aguust 19, 2003
                                    -------------------------------------

By:                                 /s/Charles A. Rizzo
                                    -------------------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               August 19, 2003
                                    -------------------------------------